Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Gas Portfolio

November 30, 2020

GAS-QTLY-0121
1.810725.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Electric Utilities - 0.7%
Electric Utilities - 0.7%
ORSTED A/S (a)	300	$53,978
PG&E Corp. (b)	46,700	593,090
		647,068
Energy Equipment & Services - 14.4%
Oil & Gas Equipment & Services - 14.4%
Baker Hughes Co. Class A	134,700	2,521,584
Cactus, Inc.	19,100	443,120
Championx Corp. (b)	98,500	1,170,180
Core Laboratories NV (c)	36,300	797,511
Halliburton Co.	89,900	1,491,441
National Oilwell Varco, Inc.	30,800	377,608
SBM Offshore NV	57,700	1,076,116
Schlumberger Ltd.	231,518	4,813,259
TechnipFMC PLC	100,900	838,479
		13,529,298
Food Products - 0.4%
Agricultural Products - 0.4%
Bunge Ltd.	6,200	365,118
Gas Utilities - 3.5%
Gas Utilities - 3.5%
Atmos Energy Corp.	15,151	1,452,829
UGI Corp.	50,600	1,795,288
		3,248,117
Independent Power and Renewable Electricity Producers - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp.	2,100	42,924
Multi-Utilities - 4.0%
Multi-Utilities - 4.0%
CenterPoint Energy, Inc.	117,300	2,720,187
NiSource, Inc.	36,300	878,460
RWE AG	3,000	124,087
		3,722,734
Oil, Gas & Consumable Fuels - 76.5%
Integrated Oil & Gas - 8.0%
Occidental Petroleum Corp.	216,015	3,404,396
Occidental Petroleum Corp. warrants 8/3/27 (b)	70,150	360,571
Suncor Energy, Inc.	128,800	2,072,392
Total SA sponsored ADR	39,400	1,660,316
		7,497,675
Oil & Gas Exploration & Production - 25.5%
Apache Corp.	199,800	2,575,422
Cabot Oil & Gas Corp.	99,304	1,739,806
Canadian Natural Resources Ltd.	142,680	3,258,811
ConocoPhillips Co.	64,500	2,551,620
EOG Resources, Inc.	49,800	2,334,624
EQT Corp.	113,623	1,690,710
Hess Corp.	91,200	4,302,816
Kosmos Energy Ltd.	117,600	206,976
MEG Energy Corp. (b)	161,909	455,046
Parsley Energy, Inc. Class A	108,229	1,356,109
Pioneer Natural Resources Co.	30,200	3,037,516
Range Resources Corp.	53,800	392,740
		23,902,196
Oil & Gas Refining & Marketing - 5.5%
Phillips 66 Co.	68,200	4,131,556
Reliance Industries Ltd. sponsored GDR (a)	19,600	1,010,893
		5,142,449
Oil & Gas Storage & Transport - 37.5%
Avenir LNG Ltd. (b)(d)	1,999,500	1,236,216
Cheniere Energy, Inc. (b)	16,000	907,040
Enbridge, Inc.	335,500	10,478,080
Energy Transfer Equity LP	222,600	1,375,668
Enterprise Products Partners LP	85,800	1,664,520
Gibson Energy, Inc.	111,800	1,795,756
Keyera Corp.	18,900	326,133
Kinder Morgan, Inc.	231,200	3,324,656
ONEOK, Inc.	40,900	1,467,083
Pembina Pipeline Corp.	82,100	2,093,749
TC Energy Corp.	135,219	5,948,303
The Williams Companies, Inc.	211,429	4,435,780
		35,052,984

TOTAL OIL, GAS & CONSUMABLE FUELS		71,595,304

TOTAL COMMON STOCKS
(Cost $105,334,611)		93,150,563

Nonconvertible Preferred Stocks - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Integrated Oil & Gas - 0.0%
Petroleo Brasileiro SA - Petrobras sponsored ADR
(Cost $45,593)	4,900	46,893

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.09% (e)	685,175	685,312
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	895,965	896,055
TOTAL MONEY MARKET FUNDS
(Cost $1,581,367)		1,581,367
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $106,961,571)		94,778,823
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,169,450)
NET ASSETS - 100%		$93,609,373

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,064,871 or 1.1% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,133
Fidelity Securities Lending Cash Central Fund	10,188
Total	$12,321

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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